Schedule of Investments (unaudited) January 31, 2023	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Airbus SE	61,861	$7,755,256
BAE Systems PLC	1,509,776	15,982,547
Huntington Ingalls Industries, Inc.	25,210	5,559,813
L3Harris Technologies, Inc.	56,429	12,122,078

		41,419,694

Airlines — 0.2%
Delta Air Lines, Inc.(a)	75,350	2,946,185

Auto Components — 2.2%
Goodyear Tire & Rubber Co.(a)	524,250	5,897,812
Lear Corp.	95,479	13,918,929
Magna International, Inc.	109,990	7,142,751

		26,959,492

Automobiles — 1.5%
General Motors Co.	474,686	18,664,654

Banks — 4.3%
Citizens Financial Group, Inc.	394,550	17,091,906
Comerica, Inc.	72,483	5,313,729
First Citizens BancShares, Inc., Class A(b)	32,031	24,909,868
M&T Bank Corp.	32,206	5,024,136

		52,339,639

Beverages — 0.9%
Constellation Brands, Inc., Class A	23,962	5,547,682
Monster Beverage Corp.(a)	45,971	4,784,662

		10,332,344

Biotechnology(a)(b) — 1.8%
Biogen, Inc.	31,659	9,209,603
SPDR S&P Biotech ETF(c)(d)	142,599	12,677,051

		21,886,654

Capital Markets — 3.2%
Carlyle Group, Inc.	342,050	12,303,538
Credit Suisse Group AG, Registered Shares	1,742,230	6,001,776
Invesco Ltd.	330,058	6,109,374
Raymond James Financial, Inc.	132,197	14,907,856

		39,322,544

Chemicals — 1.4%
Axalta Coating Systems Ltd.(a)	546,149	16,439,085

Communications Equipment — 1.5%
Ciena Corp.(a)(b)	114,950	5,979,699
Nokia OYJ, ADR	2,450,542	11,664,580

		17,644,279

Construction Materials — 0.3%
CRH PLC, ADR	76,410	3,597,383

Consumer Finance — 0.4%
Capital One Financial Corp.	37,855	4,504,745

Containers & Packaging — 1.8%
Crown Holdings, Inc.	80,990	7,140,079
Sealed Air Corp.	268,832	14,721,240

		21,861,319

Diversified Financial Services — 4.0%
Acropolis Infrastructure Acquisition Corp., Class A(a)	152,300	1,532,138
Apollo Global Management, Inc.	121,104	8,571,741

Security	Shares	Value

Diversified Financial Services (continued)
Cannae Holdings, Inc.(a)	627,705	$15,341,110
Equitable Holdings, Inc.	486,327	15,596,507
GX Acquisition Corp. II, Class A(a)(b)	117,322	1,184,952
SPDR S&P Software & Services ETF(c)(d)	50,310	6,125,746

		48,352,194

Electric Utilities — 2.3%
Edison International	157,697	10,865,323
Exelon Corp.	217,310	9,168,309
PG&E Corp.(a)(b)	518,110	8,237,949

		28,271,581

Electronic Equipment, Instruments & Components — 0.9%
Zebra Technologies Corp., Class A(a)	34,324	10,852,562

Entertainment — 2.5%
Activision Blizzard, Inc.	98,137	7,514,350
Electronic Arts, Inc.	42,705	5,495,280
Take-Two Interactive Software, Inc.(a)	99,639	11,282,124
Warner Bros Discovery, Inc., Class A(a)(b)	420,993	6,239,116

		30,530,870

Equity Real Estate Investment Trusts (REITs) — 1.1%
Mid-America Apartment Communities, Inc.	32,320	5,388,390
SL Green Realty Corp.	199,985	8,229,383

		13,617,773

Food Products — 2.4%
Danone SA	212,667	11,662,499
Kraft Heinz Co.	440,290	17,844,954

		29,507,453

Health Care Equipment & Supplies — 5.2%
Baxter International, Inc.	558,731	25,528,419
DENTSPLY SIRONA, Inc.	126,630	4,663,783
Koninklijke Philips NV	564,422	9,745,000
Koninklijke Philips NV, NY Shares	140,497	2,405,309
Zimmer Biomet Holdings, Inc.	165,731	21,104,186

		63,446,697

Health Care Providers & Services — 5.0%
AmerisourceBergen Corp.	46,889	7,922,365
Cardinal Health, Inc.	250,057	19,316,903
Cigna Corp.	12,004	3,801,307
Fulgent Genetics, Inc.(a)	96,840	3,271,255
Laboratory Corp. of America Holdings	81,061	20,437,099
Tenet Healthcare Corp.(a)	116,110	6,368,634

		61,117,563

Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp.(a)	226,143	13,342,437

Household Durables — 2.6%
Newell Brands, Inc.	781,555	12,473,617
Panasonic Holdings Corp.	1,420,200	13,170,038
Toll Brothers, Inc.	102,918	6,122,592

		31,766,247

Insurance — 7.2%
Allstate Corp.	96,867	12,444,503
American International Group, Inc.	196,119	12,398,643
Assurant, Inc.	33,845	4,487,509
F&G Annuities & Life, Inc.	21,849	468,880
Fidelity National Financial, Inc.	415,119	18,277,690

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Prudential PLC	761,530	$12,652,860
RenaissanceRe Holdings Ltd.	59,787	11,699,718
Willis Towers Watson PLC	57,106	14,515,774

		86,945,577

IT Services — 7.4%
Cognizant Technology Solutions Corp., Class A	379,572	25,336,431
Concentrix Corp.	56,210	7,971,140
DXC Technology Co.(a)	209,870	6,029,565
Fidelity National Information Services, Inc.	343,680	25,789,747
SS&C Technologies Holdings, Inc.	416,776	25,152,432

		90,279,315

Life Sciences Tools & Services — 0.5%
Avantor, Inc.(a)	253,960	6,069,644

Machinery — 2.2%
Fortive Corp.	86,650	5,894,799
Komatsu Ltd.	740,400	18,194,930
PACCAR, Inc.	29,360	3,209,342

		27,299,071

Media — 2.0%
Fox Corp., Class A	522,691	17,740,132
Paramount Global, Class B	276,216	6,397,163

		24,137,295

Metals & Mining — 1.4%
Alcoa Corp.	115,640	6,041,034
Barrick Gold Corp.	581,077	11,360,055

		17,401,089

Multiline Retail — 2.6%
Dollar General Corp.	56,430	13,182,048
Dollar Tree, Inc.(a)	125,936	18,913,068

		32,095,116

Multi-Utilities — 2.1%
NiSource, Inc.	186,615	5,178,566
Public Service Enterprise Group, Inc.	223,635	13,849,716
Sempra Energy	38,143	6,115,467

		25,143,749

Oil, Gas & Consumable Fuels — 5.7%
BP PLC, ADR	246,189	8,919,428
Denbury, Inc.(a)	68,540	5,947,901
Diamondback Energy, Inc.	30,443	4,448,331
Enterprise Products Partners LP	833,337	21,333,427
EQT Corp.	366,158	11,962,382
Hess Corp.	66,150	9,933,084
Woodside Energy Group Ltd., ADR(b)	263,580	6,847,808

		69,392,361

Pharmaceuticals — 1.7%
Bayer AG, Registered Shares	333,752	20,774,372

Professional Services — 1.5%
Leidos Holdings, Inc.	125,351	12,389,693
Robert Half International, Inc.	72,291	6,069,552

		18,459,245

Real Estate Management & Development(a) — 1.7%
CBRE Group, Inc., Class A	175,458	15,003,413
Howard Hughes Corp.	67,971	5,810,841

		20,814,254

Semiconductors & Semiconductor Equipment — 0.5%
Skyworks Solutions, Inc.	54,823	6,012,438

Security	Shares	Value

Software — 0.0%
Latch, Inc.(a)	382,588	$351,790

Specialty Retail — 0.7%
Ross Stores, Inc.	68,309	8,073,441

Technology Hardware, Storage & Peripherals — 1.7%
Western Digital Corp.(a)	465,270	20,448,617

Textiles, Apparel & Luxury Goods — 2.5%
Gildan Activewear, Inc.(b)	401,461	12,577,773
Ralph Lauren Corp.	122,210	15,135,709
Under Armour, Inc., Class A(a)	177,964	2,204,974

		29,918,456

Tobacco — 1.0%
Altria Group, Inc.	279,587	12,592,598

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	73,860	6,108,222

Wireless Telecommunication Services — 1.7%
Rogers Communications, Inc., Class B	180,142	8,762,728
Vodafone Group PLC	9,790,239	11,296,103

		20,058,831

Total Common Stocks — 94.6% (Cost: $1,045,071,019)		1,151,098,875

Warrants

Diversified Financial Services — 0.0%
Acropolis Infrastructure Acquisition Corp., (Issued 04/23/21, Exercisable 04/23/22, 1 Share for 1 Warrant, Expires 03/31/26, Strike Price USD 11.50)(a)	50,766	4,076

Total Warrants — 0.0% (Cost: $45,463)		4,076

Total Long-Term Investments — 94.6% (Cost: $1,045,116,482)		1,151,102,951

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(c)(d)	66,101,502	66,101,502
SL Liquidity Series, LLC, Money Market Series, 4.54%(c)(d)(e)	23,496,800	23,501,500

Total Short-Term Securities — 7.3% (Cost: $89,601,407)		89,603,002

Total Investments — 101.9% (Cost: $1,134,717,889)		1,240,705,953

Liabilities in Excess of Other Assets — (1.9)%		(23,463,534)

Net Assets — 100.0%		$1,217,242,419

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Mid-Cap Value Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$39,992,852	$26,108,650	(a)	$—	$—	$—	$66,101,502	66,101,502	$1,044,539		$—
SL Liquidity Series, LLC, Money Market Series	—	23,502,528	(a)	—	(2,623)	1,595	23,501,500	23,496,800	49,786	(b)	—

					$(2,623)	$1,595	$89,603,002		$1,094,325		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$17,681,891	$23,737,803	$—	$41,419,694
Airlines	2,946,185	—	—	2,946,185
Auto Components	26,959,492	—	—	26,959,492
Automobiles	18,664,654	—	—	18,664,654
Banks	52,339,639	—	—	52,339,639
Beverages	10,332,344	—	—	10,332,344

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Biotechnology	$21,886,654	$—	$—	$21,886,654
Capital Markets	33,320,768	6,001,776	—	39,322,544
Chemicals	16,439,085	—	—	16,439,085
Communications Equipment	17,644,279	—	—	17,644,279
Construction Materials	3,597,383	—	—	3,597,383
Consumer Finance	4,504,745	—	—	4,504,745
Containers & Packaging	21,861,319	—	—	21,861,319
Diversified Financial Services	48,352,194	—	—	48,352,194
Electric Utilities	28,271,581	—	—	28,271,581
Electronic Equipment, Instruments & Components	10,852,562	—	—	10,852,562
Entertainment	30,530,870	—	—	30,530,870
Equity Real Estate Investment Trusts (REITs)	13,617,773	—	—	13,617,773
Food Products	17,844,954	11,662,499	—	29,507,453
Health Care Equipment & Supplies	53,701,697	9,745,000	—	63,446,697
Health Care Providers & Services	61,117,563	—	—	61,117,563
Hotels, Restaurants & Leisure	13,342,437	—	—	13,342,437
Household Durables	18,596,209	13,170,038	—	31,766,247
Insurance	74,292,717	12,652,860	—	86,945,577
IT Services	90,279,315	—	—	90,279,315
Life Sciences Tools & Services	6,069,644	—	—	6,069,644
Machinery	9,104,141	18,194,930	—	27,299,071
Media	24,137,295	—	—	24,137,295
Metals & Mining	17,401,089	—	—	17,401,089
Multiline Retail	32,095,116	—	—	32,095,116
Multi-Utilities	25,143,749	—	—	25,143,749
Oil, Gas & Consumable Fuels	69,392,361	—	—	69,392,361
Pharmaceuticals	—	20,774,372	—	20,774,372
Professional Services	18,459,245	—	—	18,459,245
Real Estate Management & Development	20,814,254	—	—	20,814,254
Semiconductors & Semiconductor Equipment	6,012,438	—	—	6,012,438
Software	351,790	—	—	351,790
Specialty Retail	8,073,441	—	—	8,073,441
Technology Hardware, Storage & Peripherals	20,448,617	—	—	20,448,617
Textiles, Apparel & Luxury Goods	29,918,456	—	—	29,918,456
Tobacco	12,592,598	—	—	12,592,598
Trading Companies & Distributors	6,108,222	—	—	6,108,222
Wireless Telecommunication Services	8,762,728	11,296,103	—	20,058,831
Warrants	4,076	—	—	4,076
Short-Term Securities
Money Market Funds	66,101,502	—	—	66,101,502

	$1,089,969,072	$127,235,381	$—	1,217,204,453

Investments Valued at NAV(a)				23,501,500

				$1,240,705,953

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	4